NOTE 21 - Sales and Marketing Expenses: Schedule of Sales and Marketing expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Sales and Marketing expenses
	For the year ended December 31,
	2025	2024
Wage and salaries	2,251	2,137
Share based compensation	145	175
Marketing, advertising and promotion	12,840	9,063
Depreciation and amortization	206	159
Office maintenance, communication, travel and others	370	199
Total	15,812	11,733